Commitments and Contingencies - Additional Information (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) EUR (€)	Dec. 31, 2022 USD ($) EUR (€)	Dec. 31, 2021 KRW (₩)
Commitments and contingencies [abstract]
Severally liable for reimbursement	₩ 653
Number of lawsuits | €	189	189
Litigation settlement claim amount	₩ 80,279		₩ 101,597
Litigation provision	₩ 36,329
New town development consortium percentage of ownership interest	2.50%	2.50%
Contract amount not yet recognized as liabilities	₩ 1,294,823		₩ 1,336,758
Additional cumulative investment amount	₩ 5,473	$ 34,050